Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt [Abstract]
Long-term debt	$ 246,240	$ 240,625
Less: Deferred finance fees	(4,279)	(3,640)
Less: Debt discount relating to Vessel fair value participation liability	(1,463)	(3,271)
Total long-term debt net of deferred finance fees and debt discounts	240,498	233,714
Presented [Abstract]
Current portion of long-term debt	12,418	12,344
Long-term debt	$ 228,080	221,370
ABN Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco West Coast
Long-term debt	$ 0	32,495
Alpha Bank Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Malibu
Long-term debt	$ 0	33,500
Cargill Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Marina Del Rey
Long-term debt	$ 23,094	25,189
CMBFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Julius Caesar and M/T Legio X Equestris
Long-term debt	$ 98,552	103,952
2nd AVIC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Oceano CA
Long-term debt	$ 42,777	45,489
3rd AVIC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco West Coast
Long-term debt	$ 40,817	0
Huarong Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Malibu
Long-term debt	$ 41,000	$ 0